Earnings per share and shareholders' equity - Narrative (Q3) (Details) - shares	Jun. 23, 2025	Sep. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares issued	553,082,069
Number of common stock shares outstanding		553,082,069
Number of treasury stock shares	13,793,444	13,793,444
Holcim Ltd
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of common stock shares outstanding	566,875,513